LEASE	12 Months Ended
Dec. 31, 2020
LEASE
LEASE

20     LEASE

The Group as a lessee

The Group has lease contracts for various items of plant and machinery, motor vehicles and other equipment used in its operations. Lump sum payments were made upfront to acquire the leased land from the owners with lease periods  of 20 to 30 years, and no ongoing payments will be made under the terms of these land leases. Leases of plant and  machinery generally have lease terms between 3 and 5 years, while motor vehicles generally have lease terms  between 2 and 5 years.  Other equipment generally has lease terms of 12 months or less and/or is individually of low  value.  Generally, the Group is restricted from assigning and subleasing the leased assets outside the Group.  There  are several lease contracts that include extension and termination options and variable lease payments, which are  further discussed below.

(a) Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during 2020 and 2019 are as follows:

	Buildings	Machinery	Land use rights	Total
As of January 1, 2020	287,255	3,756,305	11,846,877	15,890,437
Additions	15,023	8,831	52,925	76,779
Transfer from property, plant and equipment (Note 7)	—	—	885,141	885,141
Contract modification	(12,317)	—	(43,496)	(55,813)
Transfer to property, plant and equipment	—	(1,663,686)	—	(1,663,686)
Transfer to investment properties (Note 8)	—	—	(45,885)	(45,885)
Disposals	—	—	(15,792)	(15,792)
Depreciation	(54,792)	(321,464)	(391,297)	(767,553)
Impairment loss	—	(15,790)	—	(15,790)
As of December 31, 2020	235,169	1,764,196	12,288,473	14,287,838

	Buildings	Machinery	Land use rights	Total
As of January 1, 2019	396,499	6,128,291	11,452,061	17,976,851
Additions	21,203	11,606	1,215,049	1,247,858
Transfer to investment properties (Note 8)	—	—	(239,765)	(239,765)
Transfer to property, plant and equipment (Note 7)	—	(1,674,260)	—	(1,674,260)
Government grants	—	(107,441)	—	(107,441)
Contract modification	(45,507)	—	(137,358)	(182,865)
Disposals	—	—	(52,668)	(52,668)
Depreciation	(84,940)	(601,891)	(388,994)	(1,075,825)
Impairment losses	—	—	(1,448)	(1,448)
As of December 31, 2019	287,255	3,756,305	11,846,877	15,890,437

As of December 31, 2020, the Group was in the process of applying for the certificates of land use rights with a carrying amount of RMB1,109 million (December 31, 2019: RMB74 million). There has been no litigations, claims or assessments against the Group for compensation with respect to the use of land parcels to date. As of December 31, 2020, the carrying value of these land parcels only represented approximately 0.57% of the total asset value of the Group (December 31, 2019: 0.04%). Management considers that it is probable that the Group can obtain the relevant ownership certificates from the appropriate authorities. The directors of the Company are of the opinion that the Group has the right to use the above land, and that there is no material adverse impact on the overall financial position of the Group.

As of December 31, 2020, the Group has pledged land use rights at a net carrying value amounting to RMB1,232 million (December 31, 2019: RMB373 million) for bank and other borrowings as set out in Note 24 to the financial statements.

(b) Lease liabilities

The carrying amount of lease liabilities (included under interest-bearing bank and other borrowings) and the movements during the year are as follows:

Year ended December 31, 2020
Carrying amount at January 1	8,369,262
New leases	54,109
Lease modification	(55,814)
Accretion of interest recognized during the year	466,796
Payments	(1,748,202)

Carrying amount at December 31	7,086,151

Analyzed into:
Current portion	828,272
Non-current portion	6,257,879

(c) The amounts recognized in profit or loss in relation to leases are as follows:

December 31, 2020
Interest on lease liabilities	466,796
Depreciation charge of right-of-use assets	767,553
Expense relating to short-term leases	214,204
Expense relating to leases of low-value assets	39,130

Total amount recognized in profit or loss	1,487,683

(d) The total cash outflow for leases is disclosed in Notes 35(c), respectively, to the financial statements.

The Group as a lessor

Rental income recognized by the Group during the year was RMB330 million (2019: RMB318 million, 2018: RMB240 million), details of which are included in Note 5 to the financial statements. In the opinions of the directors, the undiscounted lease payments receivable by the Group in future periods under non-cancellable operating leases are not material.